Reverse Asset Acquisition (Details)	Jul. 17, 2023 USD ($) shares
Reverse Asset Acquisition (Details) [Line Items]
Number of new shares issued during the period	68,000,000
Percentage of issued and outstanding shares of common stock	94.40%
Proton Green LLC [Member]
Reverse Asset Acquisition (Details) [Line Items]
Consideration amount including estimated transaction costs (in Dollars) | $	$ 629,746
Proton Green LLC [Member]
Reverse Asset Acquisition (Details) [Line Items]
Number of new shares issued during the period	68,000,000
Common Stock [Member] | Proton Green LLC [Member]
Reverse Asset Acquisition (Details) [Line Items]
Percentage of issued and outstanding shares of common stock	94.40%
Common Stock [Member] | Proton Green LLC [Member]
Reverse Asset Acquisition (Details) [Line Items]
Number of new shares issued during the period	68,000,000